Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Reconciliations of the Statutory Income Tax Rate

 The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Years Ended December 31,
	2024	2023	2022

Net income before provision for income taxes	$25,934	$30,589	$26,853
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	6,484	7,647	6,713
Expenses not deductible for tax purpose	2	385	11
Effect of accelerated deductions on research and development expenses	(509)	-	-
Changes in valuation allowance	8,409	11,953	567
Effect of warrant liability revaluation	-	(22)	16
Effect of preferential tax rates granted to the PRC entities (a)	(14,419)	(19,902)	(6,894)
Income tax (benefit) expense	(34)	61	$413
Effective income tax rate	(0.13)%	0.20%	1.54%

(a)	The Company’s subsidiary Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom were eligible to enjoy a preferential income tax rate of 15% for five years ended December 31, 2025. Horgos Technology is eligible to be exempted from income tax from 2020 to 2024. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. For the years ended December 31, 2024, 2023 and 2022, the tax saving as the result of the favorable tax rate amounted to $15,017, $21,841 and $6,894, respectively, and per share effect of the favorable tax rate were $1.5, $2.5 and $1.0.

Schedule of Deferred Tax Asset

The tax effect of temporary difference under ASC 740 “Accounting for Income Taxes” that give rise to deferred tax asset as of December 31, 2024 and 2023 was as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Allowance for doubtful accounts	$72	$41
Total deferred tax assets, net	$72	$41